Fair Value Measurements (Details) - 401(k) Savings Plan and Trust	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Common/collective trusts
Fair Value Measurements
Unfunded commitments | $	$ 0
Stable Value Fund
Fair Value Measurements
Established unit value | $ / shares	$ 10
Notice period	12 months